Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge2
Average Annual Return, Percent		6.58%	0.73%	4.33%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge
Average Annual Return, Percent		9.89%	1.00%	4.14%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
Average Annual Return, Percent		11.95%	1.96%	5.14%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent		11.42%	1.51%	4.66%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z2
Average Annual Return, Percent		11.99%	2.02%	5.18%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		11.60%	1.66%	4.82%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		10.89%	1.00%	4.14%
Class A | FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Index - net1
Average Annual Return, Percent		13.26%	1.70%	3.32%
Class C | FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Index - net1
Average Annual Return, Percent		13.26%	1.70%	3.32%
Class I | FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Index - net1
Average Annual Return, Percent		13.26%	1.70%	3.32%
Class R | FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Index - net1
Average Annual Return, Percent		13.26%	1.70%	3.32%
Class Z | FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Index - net1
Average Annual Return, Percent		13.26%	1.70%	3.32%
Class A | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class C | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class I | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class R | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class Z | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%